Basis of Preparation - Subsidiaries of the Company (Detail)			12 Months Ended
	Jun. 19, 2018	Jun. 30, 2017	Dec. 31, 2018	Dec. 31, 2017
APWC General Holdings Limited [Member]
Disclosure of subsidiaries [Line Items]
Place of incorporation and operations			The British Virgin Islands
Percentage of equity interest			100.00%	100.00%
PRC (APWC) Holding Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Place of incorporation and operations			The British Virgin Islands
Percentage of equity interest			100.00%	100.00%
Samray Inc. [Member]
Disclosure of subsidiaries [Line Items]
Place of incorporation and operations			The British Virgin Islands
Percentage of equity interest			100.00%	100.00%
Siam (APWC) Holdings Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Place of incorporation and operations			The British Virgin Islands
Percentage of equity interest			100.00%	100.00%
Moon View Ltd [Member]
Disclosure of subsidiaries [Line Items]
Place of incorporation and operations			The British Virgin Islands
Percentage of equity interest			100.00%	100.00%
Trigent Investment Holdings Limited [Member]
Disclosure of subsidiaries [Line Items]
Place of incorporation and operations			The British Virgin Islands
Percentage of equity interest			100.00%	100.00%
Crown Century Holdings Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Place of incorporation and operations			The British Virgin Islands
Percentage of equity interest			100.00%	100.00%
Sigma Cable Company (Private) Limited [Member]
Disclosure of subsidiaries [Line Items]
Place of incorporation and operations			Singapore
Percentage of equity interest			98.30%	98.30%
Epan Industries Pte Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Place of incorporation and operations			Singapore
Percentage of equity interest			98.30%	98.30%
Singvale Pte Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Place of incorporation and operations			Singapore
Percentage of equity interest			100.00%	100.00%
Ningbo Pacific Cable Co., Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Place of incorporation and operations			The People's Republic of China
Percentage of equity interest			97.93%	97.93%
Shanghai Yayang Electric Co., Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Place of incorporation and operations			The People's Republic of China
Percentage of equity interest		68.75%	68.75%	68.75%
Pacific Electric Wire & Cable (Shenzhen) Co., Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Place of incorporation and operations			The People's Republic of China
Percentage of equity interest			97.93%	97.93%
Crown Century Holdings Limited ("CCH (HK)") [Member]
Disclosure of subsidiaries [Line Items]
Place of incorporation and operations			Hong Kong
Percentage of equity interest			97.93%	97.93%
Australia Pacific Electric Cable Pty Limited [Member]
Disclosure of subsidiaries [Line Items]
Place of incorporation and operations			Australia
Percentage of equity interest			98.06%	98.06%
Charoong Thai Wire and Cable Public Company Limited [Member]
Disclosure of subsidiaries [Line Items]
Place of incorporation and operations			Thailand
Percentage of equity interest			50.93%	50.93%
Siam Pacific Electric Wire & Cable Company Limited [Member]
Disclosure of subsidiaries [Line Items]
Place of incorporation and operations			Thailand
Percentage of equity interest			50.93%	50.93%
Double D Cable Company Limited [Member]
Disclosure of subsidiaries [Line Items]
Place of incorporation and operations			Thailand
Percentage of equity interest			50.93%	50.93%
Hard Lek Limited. [Member]
Disclosure of subsidiaries [Line Items]
Place of incorporation and operations			Thailand
Percentage of equity interest			73.98%	73.98%
APWC (Thailand) Co., Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Place of incorporation and operations			Thailand
Percentage of equity interest			99.48%	99.48%
PEWC (Thailand) Co., Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Place of incorporation and operations			Thailand
Percentage of equity interest			99.48%	99.48%
CTW Beta Co., Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Place of incorporation and operations			Thailand
Percentage of equity interest			50.89%	50.89%
Siam Fiber Optics Co., Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Place of incorporation and operations			Thailand
Percentage of equity interest			30.56%	30.56%
Asia Pacific New Energy Corporation Limited [Member]
Disclosure of subsidiaries [Line Items]
Place of incorporation and operations			Taiwan
Percentage of equity interest	100.00%		100.00%
YASHIN Energy Corporation Limited [Member]
Disclosure of subsidiaries [Line Items]
Place of incorporation and operations			Taiwan
Percentage of equity interest			100.00%
YADING Energy Corporation Limited [Member]
Disclosure of subsidiaries [Line Items]
Place of incorporation and operations			Taiwan
Percentage of equity interest			100.00%